Schedule I - Financial Information - Additional Information (Detail) (USD $)	1 Months Ended	6 Months Ended		12 Months Ended
	Nov. 30, 2011	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Supplemental Disclosure of Cash Flow Information
Cash paid for interest		$ 154,843,000	$ 127,802,000	$ 278,679,000	$ 209,943,000	$ 154,815,000
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Real estate owned acquired through foreclosure		59,484,000	60,955,000	107,629,000	73,513,000	68,011,000
Residential loans originated to finance the sale of real estate owned		30,057,000	34,032,000	63,219,000	58,376,000	71,242,000
Issuance of common stock for business acquisitions					41,346,000	40,220,000
Stock dividend	5,600,000					5,580,000
Revolving Credit Facility [Member]
Term loan				125,000,000
Parent Company [Member]
Supplemental Disclosure of Cash Flow Information
Cash paid for interest				100,464,000	64,603,000	36,744,000
Cash paid for income taxes				91,646,000	28,728,000	14,628,000
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Real estate owned acquired through foreclosure				657,000	870,000	5,172,000
Residential loans originated to finance the sale of real estate owned				1,962,000	2,925,000	14,145,000
Issuance of common stock for business acquisitions					41,346,000	40,220,000
Stock dividend						5,580,000
Transfer of fixed assets					532,000
Parent Company [Member] | Revolving Credit Facility [Member]
Term loan				$ 125,000,000